Related Party Transactions Other Than Board Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions Other Than Board Compensation
Schedule of related party transactions

							Companies Controlled by
	Executive Board Members		Supervisory Board Members				Supervisory Board Members			Associated Entities
€ millions	2023	2022	2023		2022		2023		2022	2023	2022
Products and services provided	NA	NA	0		0		0		1	13	11
Products and services received	NA	NA	2	[1]	2	[1]	3		4	110	113
Sponsoring and other financial support provided	NA	NA	NA		NA		7		5	NA	NA
Outstanding balances at year end (Vendors)	NA	NA	0		0		0		0	-6	-18
Outstanding balances at year end (Customers)	NA	NA	0		0		0		0	0	4
Commitments at year end	NA	NA	0		0		42	[2]	51	NA	NA

[1] Including services from employee representatives on the Supervisory Board in their capacity as employees of SAP

[2] The longest of these commitments is five years.